Revenue and segment information - Summary of reconciliation of segment profits to loss for the year (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue and segment information
Loss for the year	¥ (810,630)	$ (117,530)	¥ (502,598)	¥ (3,069,043)
Material reconciling items
Revenue and segment information
Loss for the year	(810,630)		(502,598)	(3,069,043)
Material reconciling items | Total segment profits
Revenue and segment information
Loss for the year	281,428		337,967	260,217
Material reconciling items | operating expenses
Revenue and segment information
Loss for the year	(983,434)		(855,815)	(528,593)
Material reconciling items | finance income/(costs) - net
Revenue and segment information
Loss for the year	¥ (108,624)		¥ 15,250	22,703
Material reconciling items | losses from financial instruments with preferred rights
Revenue and segment information
Loss for the year				¥ (2,823,370)